STOCK OPTIONS AND WARRANTS (Details 5)	Sep. 30, 2021 $ / shares
Weighted average fair value of warrants granted	$ 1.21
Expected Dividend Yield [Member]
Warrants outstanding, measurement input	0
Forfeiture Rate [Member]
Warrants outstanding, measurement input	0
Minimum
Warrant term	1 year 9 months
Minimum | Risk Free Interest Rate [Member]
Warrants outstanding, measurement input	0.0015
Minimum | Volatility
Warrants outstanding, measurement input	0.5730
Maximum
Warrant term	10 years
Maximum | Risk Free Interest Rate [Member]
Warrants outstanding, measurement input	0.0158
Maximum | Volatility
Warrants outstanding, measurement input	0.5865